Convertible Senior Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Feb. 09, 2021
Convertible Senior Notes (Details) [Line Items]
Aggregate principal amount		$ 50,000
Net proceeds amount	$ 72,800
Debt issuance costs	$ 2,244
Interest rate	5.00%
Interest expense	$ 2,700
Amortization of debt issuance costs	$ 212
Description of issuance agreement	(i) nonpayment of principal or interest; (ii) breach of covenants or other agreements in the Note Issuance Agreement; (iii) defaults in failure to pay certain other indebtedness; and (iv) certain events of bankruptcy or insolvency. Generally, if an event of default occurs and is continuing under the Note Issuance Agreement, Magnetar or the holders of at least 25% in aggregate principal amount of the Convertible Senior Notes then outstanding may declare the principal of, premium, if any, and accrued interest on all the Convertible Senior Notes immediately due and payable.
Default interest rate percentage	3.00%
Derivative liability shares (in Shares)	10,982,805
Derivative carrying amount	$ 78,500
Conversion feature amount	$ 3,500
Convertible Debt [Member]
Convertible Senior Notes (Details) [Line Items]
Aggregate principal amount		$ 25,000
Repurchase price percentage	100.00%
Convertible Senior Note [Member]
Convertible Senior Notes (Details) [Line Items]
Aggregate principal amount	$ 25,000
Interest rate	5.50%
Repurchase price percentage	102.00%